Segment information (Tables)	12 Months Ended
Dec. 31, 2015
Customer Revenue by Classes of Similar Products or Services

Customer revenue by classes of similar products or services, by segment, is presented below:

Year ended December 31 (millions)	2015	2014	2013

Services
Cloud & infrastructure services	$1,513.1	$1,704.9	$1,772.4
Application services	868.9	819.8	824.7

BPO services	223.6	261.0	252.9
	2,605.6	2,785.7	2,850.0
Technology	409.5	570.7	606.5
Total	$3,015.1	$3,356.4	$3,456.5

Reconciliation of Segment Operating Income to Consolidated Income (Loss) Before Income Taxes

Presented below is a reconciliation of segment operating income to consolidated income (loss) before income taxes:

Year ended December 31 (millions)	2015	2014	2013
Total segment operating income	$174.9	$233.6	$307.5
Interest expense	(11.9)	(9.2)	(9.9)
Other income (expense), net	8.2	(.2)	9.8
Cost reduction charges	(118.5)	–	–
Corporate and eliminations	(111.5)	(78.7)	(88.0)
Total income (loss) before income taxes	$(58.8)	$145.5	$219.4

Reconciliation of Total Business Segment Assets to Consolidated Assets

Presented below is a reconciliation of total business segment assets to consolidated assets:

December 31 (millions)	2015	2014	2013
Total segment assets	$1,486.0	$1,533.8	$1,530.5
Cash and cash equivalents	365.2	494.3	639.8
Deferred income taxes	138.6	171.0	136.4
Prepaid postretirement assets	45.1	19.9	83.7
Other corporate assets	108.3	129.7	119.6
Total assets	$2,143.2	$2,348.7	$2,510.0

Summary of Operations by Business Segment

A summary of the company’s operations by business segment for 2015, 2014 and 2013 is presented below:

(millions)	Total	Corporate	Services	Technology
2015
Customer revenue	$3,015.1		$2,605.6	$409.5
Intersegment		$(49.0)	.1	48.9
Total revenue	$3,015.1	$(49.0)	$2,605.7	$458.4
Operating income (loss)	$(55.1)	$(230.0)	$61.2	$113.7
Depreciation and amortization	180.1		104.8	75.3
Total assets	2,143.2	657.2	1,081.7	404.3
Capital expenditures	213.7	1.9	143.3	68.5

2014
Customer revenue	$3,356.4		$2,785.7	$570.7
Intersegment		$(58.4)	.3	58.1
Total revenue	$3,356.4	$(58.4)	$2,786.0	$628.8
Operating income	$154.9	$(78.7)	$96.0	$137.6
Depreciation and amortization	168.6		103.2	65.4
Total assets	2,348.7	814.9	1,099.2	434.6
Capital expenditures	212.8	4.9	133.8	74.1

2013
Customer revenue	$3,456.5		$2,850.0	$606.5
Intersegment		$(37.2)	1.7	35.5
Total revenue	$3,456.5	$(37.2)	$2,851.7	$642.0
Operating income	$219.5	$(88.0)	$138.2	$169.3
Depreciation and amortization	159.6		91.8	67.8
Total assets	2,510.0	979.5	1,126.7	403.8
Capital expenditures	151.4	2.9	78.8	69.7

Revenue by Geographic Segment

Geographic information about the company’s revenue, which is principally based on location of the selling organization, properties and outsourcing assets, is presented below:

Year ended December 31 (millions)	2015	2014	2013
Revenue
United States	$1,454.9	$1,378.1	$1,370.6
United Kingdom	375.8	435.4	414.0
Other foreign	1,184.4	1,542.9	1,671.9
Total	$3,015.1	$3,356.4	$3,456.5
Properties, net
United States	$96.9	$111.9	$112.4
United Kingdom	18.8	22.0	24.7
Other foreign	38.1	34.8	37.6
Total	$153.8	$168.7	$174.7
Outsourcing assets, net
United States	$119.4	$99.7	$56.2
United Kingdom	36.6	25.8	28.1
Other foreign	26.0	25.4	31.2
Total	$182.0	$150.9	$115.5